Financial instruments	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about financial instruments [abstract]
Financial instruments
18.	Financial instruments

(a)	Financial assets and liabilities

Set out below is a comparison by class of the carrying amounts and fair value of the Company's financial instruments as at December 31, 2018 and 2017:

As at December 31	2018		2017
	Carrying amount	Fair value	Carrying amount	Fair value
Financial assets
Financial assets measured at amortized cost
Cash and cash equivalents	$24,139,281	$24,139,281	$5,260,480	$5,260,480
Short-term investments	47,747,000	47,747,000	-	-
Accounts receivable	10,764,579	10,764,579	8,588,255	8,588,255
Consideration receivable	-	-	82,678,366	82,678,366
Holdback receivable	11,909,368	11,909,368	12,068,773	12,068,773

Financial liabilities
Financial liabilities measured at amortized cost:
Accounts payable and accrued liabilities	$14,378,215	$14,378,215	$10,371,103	$10,371,103
Accrued transaction costs	-	-	22,360,730	22,360,730
Current portion of royalty obligation	1,495,548	1,495,548	1,537,202	1,537,202
Royalty obligation	2,035,010	2,035,010	2,911,810	2,911,810
License fee payable	-	-	501,800	501,800
Other long-term liability	1,200,608	1,200,608	1,135,007	1,135,007

The Company has determined the estimated fair values of its financial instruments based on appropriate valuation methodologies. The carrying values of current monetary assets and liabilities approximate their fair values due to their relatively short periods to maturity. The royalty obligation, license fee payable and other long-term liability are carried at amortized cost. The holdback receivable is carried at FVTPL.

IFRS 13, Fair Value Measurement, establishes a fair value hierarchy that reflects the significance of the inputs used in measuring fair value. The fair value hierarchy has the following levels:

•	Level 1 – Quoted prices (unadjusted) in active markets for identical assets or liabilities;

•	Level 2 – Inputs other than quoted prices included within Level 1 that are either directly or indirectly observable;

•	Level 3 – Unobservable inputs in which little or no market activity exists, therefore requiring an entity to develop its own assumptions about the assumptions that market participants would use in pricing.

The fair value hierarchy of the following financial assets and liabilities on the consolidated statements of financial position as at December 31, 2018 is as follows:

	Level 1	Level 2	Level 3
Financial assets
Holdback receivable	$-	$-	$11,909,368

Financial liabilities
Accounts payable and accrued liabilities	$-	$-	$545,680
Current portion of royalty obligation	-	-	1,495,548
Royalty obligation	-	-	2,035,010
Other long-term liabilities	-	-	1,200,608

Included in accounts payable and accrued liabilities as at December 31, 2018 is the current portion of the license fee payable of $545,680.

The fair value hierarchy of the following financial assets and liabilities on the consolidated statements of financial position as at December 31, 2017 is as follows:

	Level 1	Level 2	Level 3
Financial assets
Assets held for sale	$-	$14,052,861	$-
Holdback receivable	-	-	12,068,773

Financial liabilities
Accounts payable and accrued liabilities	$-	$-	$877,150
Current portion of royalty obligation	-	-	1,537,202
Liabilities held for sale	-	6,976,313	-
Royalty obligation	-	-	2,911,810
License fee payable	-	-	501,800
Other long-term liability	-	-	1,135,007

Included in accounts payable and accrued liabilities as at December 31, 2017 is the current portion of the license fee payable of $877,150.

Royalty obligation: The royalty obligation requires determining expected revenue from AGGRASTAT® sales and an appropriate discount rate and making assumptions about them. If the expected revenue from AGGRASTAT® sales were to change by 10%, then the royalty obligation liability recorded as at December 31, 2018 would change by approximately $211,000. If the discount rate used in calculating the fair value of the royalty obligation of 20% were to change by 1%, the royalty obligation liability recorded as at December 31, 2018 would change by approximately $22,000.

For assets and liabilities that are recognized in the consolidated financial statements on a recurring basis, the Company determines whether transfers have occurred between levels in the hierarchy by reassessing categorization (based on the lowest level input that is significant to the fair value measurement as a whole) at the end of each reporting period. During the years ended December 31, 2018, 2017 and 2016 there were no transfers between Level 1 and Level 2 fair value measurements.

(b)	Risks arising from financial instruments and risk management

The Company's activities expose it to a variety of financial risks; market risk (including foreign exchange and interest rate risks), credit risk and liquidity risk. Risk management is the responsibility of the Company, which identifies, evaluates and, where appropriate, mitigates financial risks.

(i)	Market risk

(a) Foreign exchange risk is the risk that the fair value of future cash flows for financial instruments will fluctuate because of changes in foreign exchange rates. The Company is exposed to currency risks primarily due to its U.S dollar denominated cash, accounts receivable, accounts payable and accrued liabilities, long-term debt and royalty obligation. The Company has not entered into any foreign exchange hedging contracts.

The Company is exposed to U.S. dollar currency risk through the following U.S. denominated financial assets and liabilities:

As at December 31 (Expressed in U.S. Dollars)	2018	2017
Cash	$17,427,653	$4,086,080
Short-term investments	35,000,000	-
Accounts receivable	7,725,228	6,792,664
Consideration receivable	-	65,905,433
Holdback receivable	8,729,928	9,620,385
Accounts payable and accrued liabilities	(9,902,571)	(7,174,456)
Accrued transaction costs	-	(17,824,416)
Income taxes payable	(775,903)	(1,935,879)
Current portion of royalty obligation	(1,096,282)	(1,225,350)
Royalty obligation	(1,491,724)	(2,321,092)
License fee payable	-	(400,000)
Other long-term liability	(880,082)	(904,749)
	$54,736,247	$54,618,620

Based on the above net exposures as at December 31, 2018, assuming that all other variables remain constant, a 5% appreciation or deterioration of the Canadian dollar against the U.S. dollar would result in a corresponding increase or decrease, respectively on the Company's net income of approximately $3.7 million (2017 – $3.8 million).

The Company is also exposed to currency risk on the Euro, however management estimates such risk relating to an appreciation or deterioration of the Canadian dollar against the Euro would have limited impact on the operations of the Company.

(b) Interest rate risk is the risk that the future cash flows of a financial instrument will fluctuate because of changes in market interest rates. Based on the Company’s exposures as at December 31, 2018, as a result of the significant cash and cash equivalents and short-term investments held by the Company, assuming that all other variables remain constant, a 1% appreciation or deterioration in interest rates would result in a corresponding increase or decrease, respectively on the Company's net income of approximately $720,000 (2017 - $53,000).

(ii)	Credit risk

Credit risk is the risk of financial loss to the Company if a partner or counterparty to a financial instrument fails to meet its contractual obligation and arises principally from the Company’s cash, accounts receivable, consideration receivable and holdback receivable. The carrying amounts of the financial assets represents the maximum credit exposure.

The Company limits its exposure to credit risk on cash by placing these financial instruments with high-credit quality financial institutions.

The Company is subject to a concentration of credit risk related to its accounts receivable as 96% of the balance of amounts owing are from three customers. The Company has historically had low impairment in regards to its accounts receivable. As at December 31, 2018, none of the outstanding accounts receivable were outside of the normal payment terms and the Company did not record any bad debt expenses (2017 – nil; 2016 – nil).

(iii)	Liquidity risk

Liquidity risk is the risk that the Company will not be able to meet its financial obligations as they come due. The Company manages its liquidity risk by continuously monitoring forecasted and actual cash flows, as well as anticipated investing and financing activities and to ensure, as far as possible, that it will have sufficient liquidity to meet its liabilities when due and to fund future operations.

The majority of the Company’s accounts payable and accrued liabilities are due within the current operating period.

(c)	Capital management

The Company manages its capital structure and makes adjustments to it, based on the funds available to the Company, in order to continue the business of the Company. The Company, upon approval from its Board of Directors, will balance its overall capital structure through new share and warrant issuances, granting of stock options, the issuance of debt or by undertaking other activities as deemed appropriate under the specific circumstance. The Board of Directors does not establish quantitative return on capital criteria for management, but rather relies on the expertise of the Company's management to sustain future development of the business.

The Company’s objectives when managing capital are to safeguard the Company’s ability to continue as a going concern and to provide capital to pursue the development and commercialization of its products. In the management of capital, the Company includes cash, long-term debt, capital stock, stock options, warrants and contributed surplus. The Company manages the capital structure and makes adjustments to it in light of changes in economic conditions and the risk characteristics of the underlying assets. To maintain or adjust the capital structure, the Company may attempt to issue new shares or new debt.

At the current stage of the Company's development, in order to maximize its current business activities, the Company does not pay out dividends. Management reviews its capital management approach on an ongoing basis and believes that this approach, given the relative size of the Company, is reasonable.

The Company’s overall strategy with respect to capital risk management remains unchanged for the year ended December 31, 2018.